Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Revenue	¥ 3,921,716,406	$ 615,402,882	¥ 2,052,431,752	¥ 1,440,068,825
Operating cost and expenses
Cost of revenue	2,958,009,872	464,176,297	1,098,120,749	539,267,417
Sales and marketing	239,333,085	37,556,584	195,893,662	192,811,348
General and administrative	276,179,441	43,338,581	265,691,411	236,551,077
Research and development	70,278,081	11,028,164	62,596,195	57,405,921
Net loss on risk assurance liabilities	197,750,449	31,031,361	2,268,180	34,257,754
Provision for credit losses and other assets	203,415,094	31,920,267	109,564,631	56,478,959
Total operating cost and expense	3,944,966,022	619,051,254	1,734,134,828	1,116,772,476
Income (loss) from operations	(23,249,616)	(3,648,372)	318,296,924	323,296,349
Interest income	26,373,471	4,138,573	34,901,335	51,574,467
Loss from equity method investments	0	0	0	(926,205)
Net gain (loss) on equity securities	(12,991,522)	(2,038,654)	3,353,381,213	86,011,918
Interest expense	(14,481,195)	(2,272,414)	(2,758,629)	(13,457,818)
Foreign exchange gain (loss), net	1,351,400	212,064	(8,848,354)	5,141,112
Other income, net	41,911,589	6,576,843	49,139,337	41,300,464
Other expenses	(6,605,833)	(1,036,599)	(838,115)	(5,121,054)
Net income before income taxes	12,308,294	1,931,441	3,743,273,711	487,819,233
Income tax expenses	(20,852,646)	(3,272,235)	(369,853,650)	(82,960,493)
Net income (loss)	(8,544,352)	(1,340,794)	3,373,420,061	404,858,740
Less: Net income attributable to non-controlling interests	0	0	3,902,214	13,944,848
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (8,544,352)	$ (1,340,794)	¥ 3,369,517,847	¥ 390,913,892
Earnings per ADS (2 ordinary shares equal 1 ADS):
Basic | (per share)	¥ (0.06)	$ (0.01)	¥ 22.43	¥ 2.59
Diluted | (per share)	¥ (0.06)	$ (0.01)	¥ 22.18	¥ 2.58
Other comprehensive (loss) income, net of tax
Unrealized loss on available-for-sale securities | ¥				¥ (146,801)
Reclassification of losses to net loss | ¥				(276,843)
Foreign currency translation adjustment	¥ (72,130,683)	$ (11,318,878)	¥ (234,817,165)	10,401,386
Total comprehensive income (loss), net of tax	(80,675,035)	(12,659,672)	3,138,602,896	414,836,482
Total comprehensive income attributable to non-controlling interests	0	0	3,902,214	13,944,848
Total comprehensive income (loss) attributable to Cango Inc.'s shareholders	¥ (80,675,035)	$ (12,659,672)	¥ 3,134,700,682	¥ 400,891,634
Class A and Class B Ordinary Shares [Member]
Earnings per share
Basic | (per share)	¥ (0.03)	$ 0.00	¥ 11.21	¥ 1.29
Diluted | (per share)	¥ (0.03)	$ 0.00	¥ 11.09	¥ 1.29
Weighted average shares used to compute earnings per share:
Basic | shares	289,892,905	289,892,905	300,484,860	302,417,352
Diluted | shares	289,892,905	289,892,905	303,900,645	303,283,658
Automobile trading income [Member]
Revenues
Revenue	¥ 2,227,171,554	$ 349,491,817	¥ 624,773,721	¥ 11,414,382
Loan facilitation income and other related income [Member]
Revenues
Revenue	1,233,556,212	193,571,888	891,836,601	913,836,623
Leasing income [Member]
Revenues
Revenue	251,295,105	39,433,686	286,079,245	300,078,043
After-market Service Facilitation Service Income [Member]
Revenues
Revenue	193,786,856	30,409,386	241,193,243	205,998,075
Others [Member]
Revenues
Revenue	¥ 15,906,679	$ 2,496,105	¥ 8,548,942	¥ 8,741,702